07085525

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

RECD S.E.C.
DEC 1 2 2007
1086

December 12, 2007

1-33868

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

CERTAMX

Dear Ms. Peters:

This is to certify that on December 12, 2007 the American Stock Exchange LLC (the "Exchange") received from United Refining Energy Corp. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units, each consisting of one share of Common Stock and one Warrant
Common Stock, par value $.0001 per share
Common Stock Purchase Warrants

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

PROCESSED
DEC 14 2007
THOMSON FINANCIAL

Bryan Fischer
Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

END